Revenues (Schedule of Disaggregation of Revenues Based on Time) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Total Revenues	$ 157,460	$ 162,049	$ 475,923	$ 486,118
Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	117,503	120,390	354,309	363,847
Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	39,957	41,659	121,614	122,271
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	106,346	109,647	321,778	331,967
Products [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	106,346	109,647	321,778	331,967
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	51,114	52,402	154,145	154,151
Services [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	11,157	10,743	32,531	31,880
Services [Member] | Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 39,957	$ 41,659	$ 121,614	$ 122,271